DEBT (Tables)	12 Months Ended
Dec. 30, 2017
DEBT
Long-term Debt and Capital Lease Obligations

Long-term debt obligations are summarized as follows on December 30, 2017 and December 31, 2016 (amounts in thousands):

	2017	2016
Series 2012 Senior Notes Tranche A, due on December 17, 2022, interest payable semi-annually at 3.89%	$35,000	$35,000
Series 2012 Senior Notes Tranche B, due on December 17, 2024, interest payable semi-annually at 3.98%	40,000	40,000
Revolving credit facility totaling $295 million due on November 3, 2019, interest payable monthly at a floating rate (2.41% on December 30, 2017 and 1.67% on December 31, 2016)	59,422	23,860
Series 1999 Industrial Development Revenue Bonds, due on August 1, 2029, interest payable monthly at a floating rate (1.08% on December 30, 2017 and 0.52% on December 31, 2016)	3,300	3,300
Series 2000 Industrial Development Revenue Bonds, due on October 1, 2020, interest payable monthly at a floating rate (1.14% on December 30, 2017 and 0.59% on December 31, 2016)	2,700	2,700
Series 2002 Industrial Development Revenue Bonds, due on December 1, 2022, interest payable monthly at a floating rate (1.13% on December 30, 2017 and 0.57% on December 31, 2016)	3,700	3,700
Capital leases and foreign affiliate debt	2,058	3,336
	146,180	111,896
Less current portion	(1,329)	(2,634)
Less debt issuance costs	(177)	(203)
Long-term portion	$144,674	$109,059

Principal Maturities of Long-term Debt and Capital Lease Obligations

On December 30, 2017, the principal maturities of long-term debt and capital lease obligations are as follows (in thousands):

2018	$1,329
2019	59,737
2020	2,891
2021	135
2022	38,788
Thereafter	43,300
Total	$146,180